Organization And Summary Of Significant Accounting Policies (Schedule Of Depreciation Percentage Of Fixed Assets) (Details)	12 Months Ended
Dec. 31, 2012
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	15.00%
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	10.00%
Minimum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	2.00%
Minimum [Member] | Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	10.00%
Minimum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	6.00%
Maximum [Member] | Building [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	5.00%
Maximum [Member] | Communication Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	15.00%
Maximum [Member] | Office Furniture And Equipment [Member]
Property, Plant and Equipment [Line Items]
Depreciation rate of fixed assets	33.00%